Capital and share premium - Summary of capital and share premium (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Capital	€ 53,913	€ 48,513
Share premium	€ 2,217	€ 43,349
Total number of issued and outstanding shares	15,493,956	13,942,344